NOTE 6. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of prepaid expenses and other current assets is as follows:

	December 31,
	2013	2012

Prepaid interest expenses	$119	$51
Deposits for inventories	26	20
Temporary advances to employees	166	197
Prepaid rent	1,534	1,632
Prepaid other taxes	252	81
Prepaid fuel charges	30	46
Prepaid insurance	1,485	1,365
Other current assets	1,649	1,140
Total	$5,261	$4,532

Prepaid insurance mainly includes the amount prepaid by the Company on behalf of the customers for its insurance agency business. Other current assets mainly include short-term advances made to third parties, such as to petrol companies and to customers for insurance claims.